Document and Entity Information	Oct. 31, 2019
Document And Entity Information [Line Items]
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001615817
Document Type	8-K
Document Period End Date	Oct. 31, 2019
Entity Registrant Name	King Merger Sub II LLC
Entity Information, Former Legal or Registered Name	C&J Energy Services, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38023
Entity Tax Identification Number	81-4808566
Entity Address, Address Line One	3990 Rogerdale Rd.
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	713
Local Phone Number	325-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	CJ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false